EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS	EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS
After December 31, 2025 and up to the date of issuance of these financial statements, there is no knowledge of other events of a financial or other nature that significantly affect the balances or their interpretation.

The consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries as of December 31, 2025, have been approved in the Extraordinary Session of the Board of Directors on February 9, 2026.